Nature of operations and summary of significant accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance, December 31, 2021	$ 56,984	$ 43,357
Invoiced to customers in the current period	(50,085)	(43,513)
Changes in estimate related to the prior period	(6,899)	156
Estimated accrual related to the current period	55,184	56,984
Balance, December 31, 2022	$ 55,184	$ 56,984